Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Total sales	$ 1,696,492	$ 1,797,504	$ 3,363,562	$ 3,621,846	$ 7,224,242	$ 7,219,446
Managed Support Services
Total sales	1,115,607	1,057,431	2,204,614	2,128,331	4,325,067	4,669,570
Cybersecurity Projects and Software
Total sales	580,885	689,073	1,158,948	1,391,515	2,780,175	2,285,876
Other IT Consulting Services
Total sales					$ 119,000	$ 264,000
Other IT consulting services
Total sales	$ 0	$ 51,000	$ 0	$ 102,000